Financial Instruments - Summary of Company's Financial Assets and Liabilities (Detail) - USD ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	[1]	$ 1,818.3	$ 1,883.1	$ 2,307.7
Financial investments		816.4	869.2
Guarantee deposits		3.0	1.7
Collateralized accounts receivable			13.9
Contract assets		582.3	461.8
Trade accounts receivable, net		189.0	203.4
Customer and commercial financing		32.0	29.9
Derivative financial instruments		0.1	9.6
Other assets		50.7	52.0
Financial assets		3,491.8	3,524.6
LIABILITIES
Loans and financing		4,026.9	4,448.0	91.0	$ 3,647.6
Trade accounts payable and other liabilities		826.0	794.5
Lease liability		63.8	64.7	$ 38.6	$ 57.6
Financial guarantee and residual value		18.7	120.8
Derivative financial instruments		5.9	9.9
Other liabilities		218.9	222.5
Financial liabilities		5,160.2	5,660.4
Total [member]
ASSETS
Cash and cash equivalents		2.3
Financial investments		737.0	817.4
Derivative financial instruments		0.1	9.6
Financial assets		739.4	827.0
LIABILITIES
Trade accounts payable and other liabilities		17.1	22.2
Financial guarantee and residual value			86.2
Derivative financial instruments		5.9	9.9
Financial liabilities		23.0	118.3
Fair value of the other financial instruments [member]
ASSETS
Cash and cash equivalents		1,816.0	1,883.1
Financial investments		79.4	51.8
Guarantee deposits		3.0	1.7
Collateralized accounts receivable			13.9
Contract assets		582.3	461.8
Trade accounts receivable, net		189.0	203.4
Customer and commercial financing		32.0	36.3
Other assets		50.7	52.0
Financial assets		2,752.4	2,704.0
LIABILITIES
Loans and financing		4,026.9	4,448.0
Trade accounts payable and other liabilities		808.9	772.3
Lease liability		63.8	64.7
Financial guarantee and residual value		18.7	34.6
Other liabilities		218.9	222.5
Financial liabilities		5,137.2	5,542.1
Fair value [member]
ASSETS
Cash and cash equivalents		1,818.3	1,883.1
Financial investments		819.6	869.2
Guarantee deposits		3.0	1.7
Collateralized accounts receivable			13.9
Contract assets		582.3	461.8
Trade accounts receivable, net		189.0	203.4
Customer and commercial financing		32.0	36.3
Derivative financial instruments		0.1	9.6
Other assets		50.7	52.0
Financial assets		3,495.0	3,531.0
LIABILITIES
Loans and financing		4,229.8	4,319.7
Trade accounts payable and other liabilities		826.0	794.5
Lease liability		63.8	64.7
Financial guarantee and residual value		18.7	120.8
Derivative financial instruments		5.9	9.9
Other liabilities		218.9	222.5
Financial liabilities		5,363.1	5,532.1
Level 2 [member] | Total [member]
ASSETS
Cash and cash equivalents		2.3
Financial investments		642.1	761.5
Derivative financial instruments		0.1	9.6
Financial assets		644.5	771.1
LIABILITIES
Derivative financial instruments		5.9	9.9
Financial liabilities		5.9	9.9
Level 3 [member] | Total [member]
ASSETS
Financial investments		94.9	55.9
Financial assets		94.9	55.9
LIABILITIES
Trade accounts payable and other liabilities		17.1	22.2
Financial guarantee and residual value			86.2
Financial liabilities		$ 17.1	$ 108.4

[1]	Cash and cash equivalents excludes bank overdrafts of US$ 1.5 as of March 31, 2020.